INVENTORY (Tables)	12 Months Ended
Jan. 31, 2020
INVENTORY [abstract]
Schedule of Inventories
as at January 31,	2020	2019	2018

Finished goods	$3,878,754	$2,283,439	$—
Work in progress	2,313,089	4,575,595	—
	$6,191,843	$6,859,034	$—